CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Depreciation and amortisation			£ 2,660	£ 2,405		£ 2,370
Revaluation of investment properties			108	(139)		(230)
Allowance for loan losses			1,296	937	[1]	688	[1]
Write-off of allowance for loan losses, net of recoveries			(1,458)	(1,025)		(1,061)
Impairment charge relating to undrawn balances			(15)	(73)		(9)
Impairment of financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)			1,307	1,023
Change in insurance contract liabilities			12,593	(4,547)		9,168
Other provision movements			(165)	(518)		(8)
Net charge (credit) in respect of defined benefit schemes			245	405		369
Unwind of discount on impairment allowances			(53)	(44)		(23)
Foreign exchange impact on balance sheet	[2]		533	191		125
Interest expense on subordinated liabilities			1,228	1,388		1,436
Net gain on sale of financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)			(196)	(275)		(446)
Hedging valuation adjustments on subordinated debt			440	(429)		(327)
Value of employee services			236	260		414
Transactions in own shares			(3)	40		(411)
Accretion of discounts and amortisation of premiums and issue costs			445	1,947		1,701
Share of post-tax results of associates and joint ventures			(6)	(9)		(6)
Gain on establishment of joint venture			(244)
Transfers to income statement from reserves			(608)	(701)		(650)
Other non-cash items			(35)	(34)
Total non-cash items			19,879	1,098		15,154
Contributions to defined benefit schemes		£ (1,200)	(1,069)	(868)		(587)
Payments in respect of payment protection insurance provision			(2,461)	(2,104)		(1,657)
Payments in respect of other regulatory provisions			(778)	(1,032)		(928)
Other			2	14
Total other items			(4,306)	(3,990)		(3,172)
Non-cash and other items			15,573	(2,892)		11,982
Loans and Receivables [Member]
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Allowance for loan losses			1,312	1,024		691
Financial assets available-for-sale, category [member]
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Impairment of financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)			(1)	(14)		6
Disposal Of Tangible Fixed Assets [Member]
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Profit on disposal of tangible fixed assets			(32)	(104)		(120)
Payment Protection Insurance [Member]
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Charge for the year			2,450	750		1,300
Other regulatory provisions [Member]
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Charge for the year			£ 445	£ 600		£ 865

[1]	Restated, see note 1.
[2]	When considering the movement on each line of the balance sheet, the impact of foreign exchange rate movements is removed in order to show the underlying cash impact.